Property and equipment, net - Schedule of Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Servers, computers and equipment [Member] CNY	Dec. 31, 2011 Servers, computers and equipment [Member] CNY	Dec. 31, 2012 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2011 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2012 Leasehold improvement [Member] CNY	Dec. 31, 2011 Leasehold improvement [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Construction in progress [Member] CNY	Dec. 31, 2011 Construction in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		137,918	72,343	103,005	61,595	9,083	5,440	22,831	3,759	2,999	1,149		400
Less: accumulated depreciation		(47,619)	(18,761)
Property and equipment, net	$ 14,494	90,299	53,582